Share Capital (Details 2) - shares		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Employees and Directors [Member]
Number of options
Options outstanding at the beginning of the year		512,615		385,115		205,592
Granted		531,390		156,000		191,720
Exercised		(6,076)
Expired		(11,891)		(2,500)		(7,102)
Forfeited		(304,677)		(26,000)		(5,096)
Options outstanding at the end of the year		721,361		512,615		385,115
Options exercisable at the end of the year		310,093		211,906		131,265
Weighted average exercise price
Options outstanding at the beginning of the year	[1]	15.09		17.68		27.1
Granted		5.09		7.55	[1]	8.07	[1]
Exercised		1.3			[1]		[1]
Expired		23.83		24.01	[1]	24.89	[1]
Forfeited		5.84		7.42	[1]	25.96	[1]
Options outstanding at the end of the year	[1]	4.38		15.09		17.68
Options exercisable at the end of the year		4.02	[1]	20.28		22.29
Non-Employees [Member]
Number of options
Options outstanding at the beginning of the year		18,664		13,664		13,664
Granted		5,000		5,000
Options outstanding at the end of the year		23,664		18,664		13,664
Options exercisable at the end of the year		10,202		8,165		7,831
Weighted average exercise price
Options outstanding at the beginning of the year	[1]	33.44		43.52		43.52
Granted		5.07		5.87	[1]		[1]
Options outstanding at the end of the year		27.44		33.44	[1]	43.52	[1]
Options exercisable at the end of the year		46.03		51.21		52.57

[1]	After repricing- see Note 8(B)(2)(a).